SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended
	Jan. 12, 2026	Jan. 09, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Jan. 02, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Stockholders' Equity, Reverse Stock Split	1-for-3	1-for-75,000 reverse split
Additional allowance for credit losses			$ 249,799	$ 122,190	$ 249,799	$ 122,190	$ 255,215		$ 122,190
Credit loss expense			0	0	112,727	0
Net accounts receivable			20,699,999		20,699,999		15,934,490	$ 13,305,254
Goodwill impairment amount					0	0
Change in estimate for settlement realization rate				1,650,474	0	1,650,474
Increase decrease in net revenue				0		1,199,155
Advertising and marketing expense			104,663	$ 84,914	308,001	$ 263,864
Uncertain tax positions			0		0		0
Accumulated deficit			$ 76,533,799		$ 76,533,799		$ 72,949,085